Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 7,843,367	$ 5,888,943
Working in processing	223,803	272,504
Goods shipped in transit	88,731	58,315
Finished goods	300,394	356,389
Total inventory	$ 8,456,295	$ 6,576,151